Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets	Goodwill and Intangible Assets
Goodwill represents the excess of the purchase price over the net amount of identifiable assets acquired and liabilities assumed in a business combination measured at fair value. The Company evaluates goodwill for impairment annually on October 1 of each year and upon the occurrence of triggering events or substantive changes in circumstances that could indicate a potential impairment by assessing qualitative factors or performing a quantitative analysis in determining whether it is more likely than not that the fair value of the net assets is below their carrying amounts. The Company has determined that it has one reporting unit for which discrete financial information is available and results are regularly reviewed by management.
No impairment charges relating to goodwill were recorded in the years ended December 31, 2024, 2023 and 2022.
The following table presents the balances of goodwill as of 2024 and 2023 (in thousands):

Goodwill
Balance as of January 1, 2023	$131,380
Acquisition	4,065
Reclassification to assets held-for-sale	(2,162)
Foreign currency remeasurement	512
Balance as of December 31, 2023	$133,795
Reclassification to assets held-for-sale	(87)
Foreign currency remeasurement	(56)
Balance as of December 31, 2024	$133,652
Intangible assets acquired in a business combination are recognized separately from goodwill and are initially recognized at their fair value at the acquisition date. Intangible assets acquired include intellectual property (product design), customer, licensor and supplier relationships, trade names, and noncompetition agreements. These are definite-lived assets and are amortized on a straight-line basis over their estimated useful lives. As of December 31, 2024 and 2023, there were also $27.0 thousand and $88.0 thousand, respectively, in indefinite-lived assets not subject to amortization but tested for impairment. There were immaterial impairment charges relating to indefinite-lived intangible assets recorded in the years ended December 31, 2024, 2023 and 2022, respectively.
The following table provides the details of remaining identified intangible assets, by major class, for the periods indicated (in thousands):

		December 31, 2024			December 31, 2023
	Estimated Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net
Intangible assets subject to amortization:
Intellectual property	3 - 20	$114,611	$(52,638)	$61,973	$115,331	$(47,638)	$67,693
Trade names	10 - 20	92,528	(40,977)	51,551	92,528	(35,792)	56,736
Customer relationships	3 - 20	68,821	(33,490)	35,331	71,463	(32,378)	39,085
Licensor relationships	10 - 20	11,074	(8,409)	2,665	11,116	(7,330)	3,786
Total		$287,034	$(135,514)	$151,520	$290,438	$(123,138)	$167,300
Amortization expense for the years ended December 31, 2024, 2023 and 2022 was $15.8 million, $15.8 million, and $15.4 million, respectively. The future five-year amortization of intangibles subject to amortization at December 31, 2024 was as follows (in thousands):

Amortization
2025	$15,675
2026	15,675
2027	14,538
2028	13,862
2029	13,862
Thereafter	77,908
Total	$151,520